Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 169	SFr 134	SFr 337	SFr 269
Interest expense on lease liabilities	29	24	59	47
Expense for short-term leases and leases of low value	170	189	363	488
Total	368	347	759	804
Total cash outflow for leases	SFr 372	SFr 349	SFr 762	SFr 805